Consolidated Statements of Operations and Other Comprehensive Income (Loss) - USD ($)	3 Months Ended		6 Months Ended		12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2021	Dec. 31, 2020	Jun. 30, 2021	Jun. 30, 2020
Income Statement [Abstract]
Revenue	$ 8,339,877	$ 7,636,436	$ 16,565,587	$ 15,223,300	$ 30,672,314	$ 30,276,422
Cost of revenue	5,625,000	5,625,010	11,250,033	11,250,399	22,501,496	22,579,544
Gross Profit	2,714,877	2,011,426	5,315,554	3,972,901	8,170,818	7,696,878
Operating Expenses:
Software development costs	314,664		314,664		2,433,071	991,928
Salaries and benefits	241,304	268,859	458,891	788,632	1,138,735	17,585,981
General and administrative expenses	971,290	423,669	1,977,242	669,742	1,393,104	1,695,200
Total Operating Expenses	1,527,258	692,528	2,570,797	1,458,374	4,964,910	20,273,109
Operating Income (Loss)	1,187,619	1,318,898	2,564,757	2,514,527	3,205,908	(12,576,231)
Other (Expense) Income:
Interest expense	(82,027)	(31,776)	(178,308)	(117,739)	(683,544)	(219,589)
(Loss) gain on change in fair value of derivative liability		(108,188)		157,900	3,267,323	1,584,102
Initial derivative liability expense				(366,068)	(2,240,908)	(1,610,913)
Amortization of debt discounts, deferred financing costs, and original issue discounts	(1,038,525)	(173,722)	(2,077,049)	(494,184)	(2,032,516)	(899,491)
(Loss) gain on debt extinguishments and settlements	(166,625)		(115,197)	31,270	149,748	(363,319)
Loss on asset disposal						(8,126)
Total Other (Expense) Income	(1,287,177)	(313,686)	(2,370,554)	(788,821)	(1,539,897)	(1,517,336)
(Loss) income before income taxes	(99,558)	1,005,212	194,203	1,725,706	1,666,011	(14,093,567)
Income taxes
Net (loss) income	(99,558)	1,005,212	194,203	1,725,706	1,666,011	(14,093,567)
Comprehensive income (loss):
Unrealized gain (loss) on currency translation adjustment	1,573	(21,932)	14,632	(143,095)	(124,596)	113,070
Comprehensive income (loss)	$ (97,985)	$ 983,280	$ 208,835	$ 1,582,611	$ 1,541,415	$ (13,980,497)
(Loss) Income per common share:
Income (loss) per common share – basic and diluted					$ 0.02	$ (1.08)
Weighted average shares outstanding – basic and diluted					73,133,533	13,052,590
(Loss) income per common share – basic		$ 0.01		$ 0.03
(Loss) income per common share – diluted		$ 0.01		$ 0.02
Weighted average shares outstanding – basic	80,160,272	73,996,275	79,547,721	68,591,025
Weighted average shares outstanding – diluted	80,160,272	105,716,572	118,768,099	100,341,323